Loans and advances to banks (Tables)	12 Months Ended
Dec. 31, 2022
Loans and advances to banks [Abstract]
Schedule of loans and advances to banks

Loans and advances to banks
	Netherlands		Rest of the world		Total
in EUR million	2022	2021	2022	2021	2022	2021
Loans and advances to banks	23,463	7,019	11,679	16,595	35,141	23,614
Loan loss provisions	-12	-10	-26	-13	-37	-22
	23,451	7,010	11,653	16,582	35,104	23,592